================================================================================
A MESSAGE FROM THE INVESTMENT MANAGER


Dear Shareholder:

During the past several years, investors have benefited from an environment of solid economic growth, low levels of inflation and rising corporate profits. Productivity gains and continued cost cutting have resulted in earnings growth without price increases even as employment costs have risen. In general, it would be difficult to improve upon these trends or imagine a more favorable investment environment.

Late in the first quarter, however, numerous economic indicators suggested that the rate of economic growth was accelerating beyond consensus expectations. Taken together, such reports heightened fears of rising inflation, sending both the stock and bond markets lower. Rising inflation is bad news for the stock market because it usually causes the Federal Reserve Board to raise interest rates. This in turn hits corporate profits and raises the yield on investment alternatives to stocks, such as CD's and other fixed-income securities. The S&P 500, which during the first two months had gained nearly 10%, ended the quarter up only 2.7%. As the second quarter began, the sell-off continued sending the S&P 500 down, about 10% from the previous quarter highs. The decline, however, was short-lived as investors used the lows of April as a buying opportunity, which sent the S&P 500 up 17.4% for the second quarter and 20.2% year-to-date.

The standard measures of valuation such as a price/earnings ratio or dividend yield seem irrelevant in today's market. While the levels of the Dow Jones Industrial and the S&P 500 indices illustrate this point, the stock market as a whole can hardly be described as cheap. If the current economic environment can be described as "near perfect", then any market related surprises are likely to deter rather than enhance the overall market environment.

Nevertheless, we continue to find opportunities which meet our investment criteria. Value investing often requires patience but over time this approach has produced positive and consistent investment results.

VALUE FUND

For the six months ended June 30, 1997, the Value Fund returned 16.9%. Portfolio strategy continued to emphasize three important sectors of the economy. The consumer cyclicals sector, which comprises 25% of the portfolio, includes such companies as Maytag, May Department Stores and Dillard Department Stores. An increase in the pace of consumer spending, tightened cost controls and modest valuations make this sector an attractive investment at this time. The financial sector represents 16% of the portfolio and has been a core investment holding for several years. Stable interest rates, significant balance sheet improvement and continued industry-wide cost cutting have helped this sector produce solid investment results for the Fund. The basic industry and manufacturing sectors comprised of paper and forest products, chemicals and other companies tied to the economic cycle also represent important holdings in the Fund. This sector which endured painful downsizing and plant closings is now benefiting from improved profit margins and increased cash flow.
Valuations in this sector remain attractive, making it a good place to seek new investments.

SHORT-TERM BOND FUND

The Short-Term Bond Fund had a total return of 2.9% for the six months ending June 30, 1997. The Fund began the year with a 30-day yield of 6.0%, which then rose to 6.2% in April, before declining in June to end the second quarter at 6.1%. Within the portfolio, investments in asset-backed securities increased from 6.4% in January to 15.6% in June. Investments in corporate securities were reduced modestly. During the period, the average-weighted maturity of the portfolio remained unchanged at 2.9 years.

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A MESSAGE FROM THE INVESTMENT MANAGER
(CONTINUED)

DAILY INCOME FUND

Money market rates rose during the first half of 1997 as the Federal Reserve Board increased the benchmark Federal Fund rate from 5.3% to 5.5% in late March. This increase was reflected in the Fund's one-day yield, which began the year at 4.6% and ended on June 30 at 4.9%. The Fund's average maturity was lengthened by 12 days to 45 days as fears of further rate increases proved unwarranted. In managing the Daily Income Fund, we continue to maintain our conservative investment approach. The credit quality of the portfolio is high, even when compared to the regulatory standards of money market investing.

SHORT-TERM GOVERNMENT SECURITIES FUND
For the six months ending June 30, 1997, the Short-Term Government Securities Fund had a total return of 2.4%. The Fund began the year with a 30-day SEC Yield of 5.1% and ended the second quarter at 5.2%. The average maturity of the Fund was 1.6 years on June 30, compared to 1.9 years on January 1.

If you have any questions concerning your Homestead account, please feel free to contact us at 1-800-258-3030.

Sincerely,


/s/ PETER R. MORRIS

Peter R. Morris
Director of Investments





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STATEMENTS   OF   ASSETS   AND   LIABILITIES

HOMESTEAD FUNDS, INC.
JUNE 30, 1997
(unaudited)

                                                                                       SHORT-TERM
                                                      DAILY INCOME    SHORT-TERM       GOVERNMENT          VALUE
                                                          FUND         BOND FUND     SECURITIES FUND        FUND
                                                      ------------    -----------    ---------------    ------------
ASSETS
   Investments in securities, at value
     (cost: $61,651,250; $96,168,949;
     $13,056,978; $229,380,957)....................   $61,651,250     $96,436,560      $13,066,073      $324,859,687
   Receivables
      Investment securities sold...................             -         153,038                -           664,890
      Dividends and interest.......................       578,347       1,280,324          156,236           329,355
      Capital shares sold..........................       337,074           4,291                -           373,742
      Due from Manager.............................             -               -               61                 -
   Prepaid expenses................................        20,258          23,474            9,390            54,075
                                                      -----------     -----------      -----------      ------------
      Total assets.................................    62,586,929      97,897,687       13,231,760       326,281,749
                                                      -----------     -----------      -----------      ------------

LIABILITIES
   Payables
      Investment securities purchased..............             -       1,592,241          102,035                 -
      Accrued expenses.............................        25,023          33,247           13,915            67,781
      Due to Manager...............................        25,818          39,845                -           157,693
      Capital shares redeemed......................       138,609         323,383                -           147,671
      Dividends....................................         6,341          30,726            5,079            39,758
                                                      -----------     -----------      -----------      ------------
      Total liabilities............................       195,791       2,019,442          121,029           412,903
                                                      -----------     -----------      -----------      ------------

NET ASSETS.........................................   $62,391,138     $95,878,245      $13,110,731      $325,868,846
                                                      ===========     ===========      ===========      ============

NET ASSETS CONSIST OF:
   Unrealized appreciation of investments..........   $         -     $   267,611      $     9,095      $ 95,478,730
   Realized gain...................................             -          29,886              386         2,687,995
   Paid-in-capital applicable to outstanding shares
     of 62,391,138 of Daily Income Fund, 18,604,320
     of Short-Term Bond Fund, 2,599,491 of
     Short-Term Government Securities Fund, and
     13,379,564 of Value Fund......................    62,391,138      95,580,748       13,101,250       227,702,121
                                                      -----------     -----------      -----------      ------------

                                                      $62,391,138     $95,878,245      $13,110,731      $325,868,846
                                                      ===========     ===========      ===========      ============

NET ASSET VALUE PER SHARE..........................         $1.00           $5.15            $5.04            $24.36
                                                      ===========     ===========      ===========      ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

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                                        4

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STATEMENTS   OF   OPERATIONS

HOMESTEAD FUNDS, INC.
FOR THE SIX MONTHS ENDED JUNE 30, 1997
(unaudited)

                                                                                       SHORT-TERM
                                                       DAILY INCOME    SHORT-TERM      GOVERNMENT          VALUE
                                                           FUND        BOND FUND     SECURITIES FUND       FUND
                                                       ------------    ----------    ---------------    -----------
INVESTMENT INCOME
   Interest.........................................    $1,650,078     $2,931,229       $ 331,022       $   616,764
   Dividends........................................             -             -                -         2,886,138
                                                        ----------     ----------        --------       -----------
      Total income..................................     1,650,078      2,931,229         331,022         3,502,902
                                                        ----------     ----------        --------       -----------

Expenses
   Management fees..................................       152,076        268,748          25,214           840,282
   Custodian and accounting fees....................        37,849         60,630          24,017            69,728
   Shareholder servicing............................        21,574         24,859          15,218            86,583
   Registration expense.............................        16,788         20,169           6,818            43,161
   Legal and audit fees.............................         3,957          5,673             607            16,983
   Communication....................................         3,035          3,438             737            18,976
   Insurance........................................         2,798          3,917             373            11,520
   Printing.........................................         1,817          2,481             526            10,684
   Directors fees...................................           537            791              75             2,353
   Other expenses...................................         3,639          4,490             507            15,111
                                                        ----------     ----------        --------       -----------
      Total expenses................................       244,070        395,196          74,092         1,115,381

      Less fees waived and expenses paid by
        Manager.....................................        (5,235)       (59,740)        (32,249)                -
                                                        ----------     ----------        --------       -----------
      Net expenses..................................       238,835        335,456          41,843         1,115,381
                                                        ----------     ----------        --------       -----------

NET INVESTMENT INCOME...............................     1,411,243      2,595,773         289,179         2,387,521
                                                        ----------     ----------        --------       -----------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Net realized gain on investments.................             -         29,886             386         2,687,995
   Net change in unrealized appreciation
     (depreciation).................................             -         29,143          (2,695)       39,194,712
                                                        ----------     ----------        --------       -----------

NET GAIN (LOSS) ON INVESTMENTS......................             -         59,029          (2,309)       41,882,707
                                                        ----------     ----------        --------       -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS..........    $1,411,243     $2,654,802       $ 286,870       $44,270,228
                                                        ==========     ==========        ========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

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                                        5
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--------------------------------------------------------------------------------
STATEMENTS   OF   CHANGES   IN   NET   ASSETS

HOMESTEAD FUNDS, INC.

                                                                  DAILY INCOME FUND                SHORT-TERM BOND FUND
                                                            ------------------------------    ------------------------------
                                                             Six Months                        Six Months
                                                                Ended         Year Ended          Ended         Year Ended
                                                            June 30, 1997    December 31,     June 30, 1997    December 31,
                                                             (Unaudited)         1996          (Unaudited)         1996
                                                            -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income....................................    $ 1,411,243      $  2,531,400     $ 2,595,773      $  4,118,739
Net realized gain on investments.........................              -                 -          29,886            83,511
Net change in unrealized appreciation (depreciation).....              -                 -          29,143          (528,101)
                                                            ------------      ------------    ------------      ------------

Increase in net assets from operations...................      1,411,243         2,531,400       2,654,802         3,674,149

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income....................................     (1,411,243)       (2,531,400)     (2,595,773)       (4,118,739)
Net realized gain on investments.........................              -                 -               -           (83,511)

CAPITAL SHARE TRANSACTIONS, NET..........................      4,519,659         5,172,330      14,349,304        19,873,017
                                                            ------------      ------------    ------------      ------------

TOTAL INCREASE IN NET ASSETS.............................      4,519,659         5,172,330      14,408,333        19,344,916

NET ASSETS
Beginning of year........................................     57,871,479        52,699,149      81,469,912        62,124,996
                                                            ------------      ------------    ------------      ------------

END OF PERIOD............................................    $62,391,138      $ 57,871,479     $95,878,245      $ 81,469,912
                                                            ============      ============    ============      ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

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                                        6
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STATEMENTS   OF   CHANGES   IN   NET   ASSETS   (CONTINUED)

HOMESTEAD FUNDS, INC.

                                                           SHORT-TERM GOVERNMENT
                                                              SECURITIES FUND                        VALUE FUND
                                                     ----------------------------------    ------------------------------
                                                      Six Months                            Six Months
                                                         Ended           Year Ended            Ended         Year Ended
                                                     June 30, 1997      December 31,       June 30, 1997    December 31,
                                                      (Unaudited)           1996            (Unaudited)         1996
                                                     -------------    -----------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income.............................    $   289,179        $   257,316       $   2,387,521    $   4,020,746
Net realized gain on investments..................            386              1,913           2,687,995        3,956,651
Net change in unrealized appreciation
  (depreciation)..................................         (2,695)           (12,151)         39,194,712       23,576,803
                                                      -----------         ----------        ------------     ------------

Increase in net assets from operations............        286,870            247,078          44,270,228       31,554,200

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income.............................       (289,179)          (257,316)         (2,387,521)      (4,020,746)
Net realized gain on investments..................              -             (1,913)                  -       (3,956,651)

CAPITAL SHARE TRANSACTIONS, NET...................      5,420,629          5,046,362          45,435,959       67,467,585
                                                      -----------         ----------        ------------     ------------

TOTAL INCREASE IN NET ASSETS......................      5,418,320          5,034,211          87,318,666       91,044,389

NET ASSETS
Beginning of year.................................      7,692,411          2,658,200         238,550,180      147,505,791
                                                      -----------         ----------        ------------     ------------

END OF PERIOD.....................................    $13,110,731        $ 7,692,411       $ 325,868,846    $ 238,550,180
                                                      ===========         ==========        ============     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

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PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
DAILY INCOME FUND
JUNE 30, 1997
(unaudited)

                                                                    Interest        Maturity           Face
                                                                      Rate            Date            Amount             Value
                                                                    --------        --------        ----------        -----------
COMMERCIAL PAPER (50.2% of portfolio)
American Express Credit Corp. ..................................      5.54%         07/24/97        $  600,000        $   597,876
American Express Credit Corp. ..................................      5.53          07/28/97         1,322,000          1,316,517
American General Finance Corp. .................................      5.57          07/03/97         1,000,000            999,691
American General Finance Corp. .................................      5.52          07/08/97           131,000            130,859
American General Finance Corp. .................................      5.57          07/09/97         1,162,000          1,160,562
American General Finance Corp. .................................      5.59          09/02/97           600,000            594,130
Beneficial Corp. ...............................................      5.61          07/21/97         1,228,000          1,224,173
Beneficial Corp. ...............................................      5.54          07/31/97         1,184,000          1,178,534
CIT Group Holdings, Inc. .......................................      5.60          08/13/97           643,000            638,699
CIT Group Holdings, Inc. .......................................      5.64          07/22/97           900,000            897,039
Chevron Oil Finance Corp. ......................................      5.50          07/02/97         2,081,000          2,080,682
Commercial Credit Co. ..........................................      5.52          07/18/97         1,125,000          1,122,067
Commercial Credit Co. ..........................................      5.55          07/23/97         1,500,000          1,494,913
Ford Motor Credit Corp. ........................................      5.57          07/11/97         1,400,000          1,397,834
General Electric Capital Corp. .................................      5.61          07/10/97         1,597,000          1,594,760
General Electric Capital Corp. .................................      5.54          07/31/97           374,000            372,273
General Electric Capital Corp. .................................      5.62          08/19/97           119,000            118,090
General Electric Capital Corp. .................................      5.62          09/04/97           300,000            296,967
General Electric Capital Corp. .................................      5.57          09/10/97           148,000            146,374
Household Finance Corp. ........................................      6.08          07/01/97         2,732,000          2,732,000
IBM Credit Corp. ...............................................      5.56          07/18/97           383,000            381,994
IBM Credit Corp. ...............................................      5.53          07/24/97           613,000            610,834
IBM Credit Corp. ...............................................      5.56          07/29/97         2,000,000          1,991,351
Merrill Lynch & Co. ............................................      5.57          07/16/97           963,000            960,765
Merrill Lynch & Co. ............................................      5.62          09/02/97         1,193,000          1,181,284
Norwest Financial, Inc. ........................................      5.61          07/08/97         1,000,000            998,909
Norwest Financial, Inc. ........................................      5.63          08/06/97           950,000            944,652
Pacific Gas & Electric Co. .....................................      5.57          07/24/97           500,000            498,221
Philip Morris Cos., Inc. .......................................      5.55          07/21/97         1,495,000          1,490,390
Prudential Funding Corp. .......................................      5.61          07/14/97           430,000            429,129
Prudential Funding Corp. .......................................      5.61          07/15/97           415,000            414,095
Prudential Funding Corp. .......................................      5.60          08/14/97           937,000            930,587
                                                                                                                      -----------
      Total Commercial Paper (Cost $30,926,251)....................................................................... 30,926,251
                                                                                                                      -----------

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PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
DAILY INCOME FUND (CONTINUED)
JUNE 30, 1997
(unaudited)

                                                                    Interest        Maturity           Face
                                                                      Rate            Date            Amount             Value
                                                                    --------        --------        ----------        -----------
CORPORATE NOTES (25.8% of portfolio)
American General Finance Corp...................................      7.70%         11/15/97        $   85,000        $    85,606
Associates Corp. of North America...............................      5.88          08/15/97           300,000            300,069
Associates Corp. of North America...............................      6.75          07/15/97           500,000            500,225
Beneficial Corp. ...............................................      6.40          09/03/97           500,000            500,643
Beneficial Corp. ...............................................      6.79          11/20/97           200,000            200,702
Campbell Soup Co. ..............................................      9.00          11/01/97           500,000            504,752
CIT Group Holdings, Inc. .......................................      8.75          07/01/97           690,000            690,000
CIT Group Holdings, Inc. .......................................      7.00          09/30/97           300,000            300,966
E. I. Dupont Co. ...............................................      8.65          12/01/97           682,000            689,933
Ford Motor Credit Corp. ........................................      9.38          12/15/97            25,000             25,357
Ford Motor Credit Corp. ........................................      7.13          12/01/97           204,000            205,081
Ford Motor Credit Corp. ........................................      6.80          08/15/97         1,255,000          1,256,666
General Electric Capital Corp. .................................      7.00          08/18/97           310,000            310,553
Household Finance Corp. ........................................      6.25          10/15/97           365,000            365,378
Johnson & Johnson...............................................      7.38          11/09/97         1,313,000          1,319,169
John Deere Capital Corp. .......................................      6.07          08/25/97           700,000            700,071
Merrill Lynch & Co. ............................................      7.78          11/18/97         1,000,000          1,006,801
Norwest Financial, Inc. ........................................      6.50          11/15/97            50,000             50,117
Pacific Gas & Electric Co. .....................................      9.08          12/15/97           750,000            760,384
Pepsico, Inc. ..................................................      8.00          12/28/97         1,657,000          1,671,653
Philip Morris Cos., Inc. .......................................      9.25          12/01/97            50,000             50,664
Texaco Capital Corp. ...........................................      9.00          11/15/97         1,040,000          1,052,361
Transamerica Finance Corp. .....................................      6.75          08/15/97           300,000            300,410
Wal-Mart Stores.................................................      5.50          09/15/97         3,059,000          3,057,572
                                                                                                                      -----------
      Total Corporate Notes (Cost $15,905,133)........................................................................ 15,905,133
                                                                                                                      -----------

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                                        9

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PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
DAILY INCOME FUND (CONTINUED)
JUNE 30, 1997
(unaudited)

                                                                    Interest        Maturity           Face
                                                                      Rate            Date            Amount             Value
                                                                    --------        --------        ----------        -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS (15.7% of portfolio)
Federal Farm Credit Bank........................................      5.62%         09/03/97        $  300,000        $   300,039
Federal Farm Credit Bank........................................      5.93          07/01/97           150,000            150,000
Federal Farm Credit Bank........................................      5.85          08/01/97           275,000            275,090
Federal Farm Credit Bank........................................      5.34          07/01/97         1,315,000          1,315,000
Federal Home Loan Bank..........................................      6.31          07/01/97           200,000            200,000
Federal Home Loan Bank..........................................      6.50          07/07/97         1,000,000          1,000,166
Federal Home Loan Bank..........................................      6.44          07/25/97           500,000            500,316
Federal Home Loan Bank..........................................      5.95          09/05/97           250,000            250,201
Federal Home Loan Mortgage Corp. ...............................      5.20          08/04/97         1,000,000            999,543
Federal Home Loan Mortgage Corp. ...............................      5.82          07/15/97           500,000            500,082
Federal National Mortgage Association...........................      5.83          09/15/97           400,000            400,222
Federal National Mortgage Association...........................      8.80          07/25/97           125,000            125,278
Federal National Mortgage Association...........................      8.95          07/10/97            25,000             25,020
Federal National Mortgage Association...........................      9.55          12/10/97           100,000            101,607
Federal National Mortgage Association...........................      5.12          07/30/97         1,000,000            995,875
Federal National Mortgage Association...........................      7.09          10/14/97            25,000             25,107
Federal National Mortgage Association...........................      6.45          12/08/97           300,000            301,130
Federal National Mortgage Association...........................      5.40          12/05/97           175,000            174,630
U.S. Treasury Note..............................................      8.75          10/15/97         2,000,000          2,017,667
                                                                                                                      -----------
      Total U.S. Government & Agency Obligations (Cost $9,656,973)............................................          9,656,973
                                                                                                                      -----------

CORPORATE MASTER NOTE (3.3% of portfolio)
Associates Corp. of North America...............................      5.57(a)                        2,064,000          2,064,000
                                                                                                                      -----------
      Total Corporate Master Note (Cost $2,064,000)...........................................................          2,064,000
                                                                                                                      -----------

REPURCHASE AGREEMENT (5.0% of portfolio)
With Lehman Brothers, issued 06/30/97, 5.85%, due 07/01/97,
 collateralized by $3,090,000 Federal Farm Credit Bank, 5.85%
 due 08/01/97 having a market value of $3,162,707. Total
 proceeds at maturity are $3,097,503........................................................         3,097,000          3,097,000
                                                                                                                      -----------
   Total Repurchase Agreement (Cost $3,097,000)...............................................................          3,097,000
                                                                                                                      -----------

MONEY MARKET ACCOUNT
State Street Bank and Trust SSgA Fund...........................      5.26(b)                            1,893              1,893
                                                                                                                      -----------
      Total Money Market Account (Cost $1,893)................................................................              1,893
                                                                                                                      -----------

TOTAL INVESTMENTS IN SECURITIES (COST $61,651,250) -- 100%....................................................        $61,651,250
                                                                                                                      ===========

--------------
(a) Variable coupon rate as of June 30, 1997.
(b) One day yield at June 30, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------
PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND
JUNE 30, 1997
(unaudited)

                                                                   Interest         Maturity           Face
                                                                     Rate             Date            Amount             Value
                                                                   ---------        --------        ----------        -----------
CORPORATE BONDS (35.3% of portfolio)
BASIC INDUSTRIES - 5.1%
   Allied Corp. ...............................................    5.68-5.70%(a)    09/15/98        $  475,000        $   441,797
   Allied Corp. ...............................................    5.69-6.32(a)     08/01/97           566,000            563,368
   Allied Corp. ...............................................    6.12-6.22(a)     08/01/99           109,000             95,588
   Allied Corp. ...............................................    6.07-6.20(a)     08/01/01           275,000            208,656
   Corning, Inc. ..............................................         7.10        08/14/00           100,000            101,625
   Ford Capital BV.............................................         9.13        05/01/98           500,000            513,295
   Ford Motor Co. .............................................         5.78        01/01/99           400,000            397,960
   Hoechst-Celanese Corp. .....................................         9.63        09/01/99           600,000            603,000
   McKesson Corp. .............................................         4.50        03/01/04           575,000            497,375
   Philip Morris Cos., Inc. ...................................         9.25        12/01/97           200,000            202,756
   Philip Morris Cos., Inc. ...................................         6.38        01/15/98         1,091,000          1,092,735
   Ryder System, Inc. .........................................         7.56        08/15/00            85,000             87,231
   Texaco Capital, Inc. .......................................         8.50        06/01/99           150,000            152,625
                                                                                                                      -----------
      Total Basic Industries..................................................................................          4,958,011
                                                                                                                      -----------

CONSUMER NON-DURABLE GOODS - 2.0%
Beverages
   Pepsico Capital Resources, Inc. ............................         6.54(a)     04/01/98           100,000             95,742
Photography
   Eastman Kodak Co. ..........................................         9.88        11/01/04           625,000            647,656
Recreation
   Walt Disney Co. ............................................         1.50        10/20/99            50,000             44,813
Retail
   J.C. Penney & Co. ..........................................        10.00        10/15/97           900,000            910,449
   Sears Roebuck and Co. ......................................         9.25        08/01/97            85,000             85,221
   Wal-Mart Stores.............................................         5.50        09/15/97           100,000             99,959
                                                                                                                      -----------
      Total Consumer Non-Durable Goods........................................................................          1,883,840
                                                                                                                      -----------

CONSUMER SERVICES - 0.1%
Healthcare
   Hospital Corp. of America...................................         6.90(a)     06/01/99           111,000             95,460
                                                                                                                      -----------
      Total Consumer Services.................................................................................             95,460
                                                                                                                      -----------

ENERGY - 1.8%
Domestic Oil
   Atlantic Richfield Co. .....................................        10.25        07/02/00         1,687,000          1,716,523
                                                                                                                      -----------
      Total Energy............................................................................................          1,716,523
                                                                                                                      -----------

FINANCE - 19.2%
Banks
   Bank America Corp. .........................................         6.65(b)     05/17/99           400,000            396,518
   Bank America Corp. .........................................         8.95        11/15/04           510,000            534,225
   Barclays N.A. Capital Corp. ................................         9.75        05/15/21           306,000            346,162
   Chase Manhattan Corp. ......................................         8.80        02/01/00           100,000            100,000

                ----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND (CONTINUED)
JUNE 30, 1997
(unaudited)

                                                                   Interest         Maturity           Face
                                                                     Rate             Date            Amount             Value
                                                                   ---------        --------        ----------        -----------
FINANCE -- continued
   Chase Manhattan Corp. ......................................         9.05%       02/01/02        $  150,000        $   150,000
   Chase Manhattan Corp. ......................................         8.00        04/15/02         1,025,000          1,026,281
   Chase Manhattan Corp. ......................................         8.00        05/01/05           500,000            506,250
   Chemical New York Corp. NV..................................         6.05(a)     02/16/98           115,000            110,983
   CITICORP....................................................         8.63        11/01/04           250,000            260,000
   CITICORP....................................................         6.50        09/16/01            75,000             74,226
   First Interstate Bancorp. ..................................         8.15        03/15/02         1,000,000          1,013,750
   International Bank for Recon. & Dev. .......................         5.47(a)     02/15/98           125,000            120,625
   International Bank for Recon. & Dev. .......................         7.20(a)     08/15/98            26,000             24,342
   International Bank for Recon. & Dev. .......................    5.93-7.89(a)     02/15/99           732,000            663,375
   International Bank for Recon. & Dev. .......................    6.16-6.54(a)     08/15/99           525,000            460,688
   Irving Bank Corp. ..........................................         8.50        06/01/02           233,000            233,149
   J.P. Morgan & Co., Inc. ....................................    5.37-6.38(a)     04/01/98         1,104,000          1,058,062
Financial Services
   American Express Co. .......................................        11.63        12/12/00           870,000            908,228
   American RE Corp. ..........................................        10.88        09/15/04           334,000            359,050
   Associates Corp. of North America...........................         8.38        01/15/98            50,000             50,696
   Associates Corp. of North America...........................         6.75        07/15/97            76,000             76,037
   AVCO Financial Services, Inc. ..............................         8.50        10/15/99            50,000             52,375
   Bell Atlantic Financial Corp. ..............................         6.63        11/30/97           250,000            250,728
   CM International............................................    6.02-7.41(a)     09/11/00         1,105,000            895,050
   Dean Witter Discover Co. ...................................         5.54(b)     03/02/99         1,045,000          1,046,954
   Ford Motor Credit Corp. ....................................         5.92(b)     02/03/98           200,000            199,998
   Franklin Universal Trust....................................         5.63        09/01/98           500,000            498,375
   General Electric Capital Corp. .............................         6.65(b)     04/14/08           500,000            502,475
   Household Finance Corp. ....................................         6.08        03/08/06           585,000            559,651
   IBM Credit Corp. ...........................................         9.68        07/01/08           100,000            110,170
   IBM Credit Corp. ...........................................         6.75        08/22/00           500,000            499,375
   John Deere Capital Corp. ...................................         6.07        08/25/97           300,000            300,222
   Lincoln National Corp. .....................................         7.13        07/15/99           150,000            151,688
   Midland American Capital Corp. .............................        12.75        11/15/03           115,000            123,625
   Reliance Financial Services Corp. ..........................         7.87        12/01/00            45,000             45,012
   Sears Overseas Finance Co. .................................    6.28-6.79(a)     07/12/98           200,000            187,884
   Transamerica Finance Corp. .................................         8.75        10/01/99            50,000             52,375
   Xerox Credit Corp. .........................................         6.78        05/21/01           500,000            501,250
   Xerox Credit Corp. .........................................         9.63        09/01/97           182,000            183,056
Insurance
   CNA Financial...............................................         8.88        03/01/98           500,000            509,370
   ITT Hartford Group, Inc. ...................................         8.20        10/15/98           357,000            366,482
   Liberty Mutual Capital Corp. ...............................         7.98        12/01/02           500,000            514,935
Security & Commodity Brokers
   Lehman Brothers, Inc. ......................................    5.62-7.11(a)     05/16/98         2,098,000          1,992,198
   Lehman Brothers, Inc. ......................................    6.25-6.40(a)     05/16/98           313,000            297,215
   Lehman Brothers, Inc. ......................................         7.63        08/01/98           150,000            152,262
                                                                                                                      -----------
      Total Finance................................................................................................... 18,465,372
                                                                                                                      -----------

----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND (CONTINUED)
JUNE 30, 1997
(unaudited)

                                                                   Interest         Maturity           Face
                                                                     Rate             Date            Amount             Value
                                                                   ---------        --------        ----------        -----------
TRANSPORTATION - 0.6%
Airlines
   Delta Airlines, Inc. .......................................         9.60%       05/26/00        $   50,000        $    53,457
Railroad
   Atchison Topeka Santa Fe RR Co. ............................         5.37        09/15/99           228,000            223,725
   Norfolk & Western Railway Co. ..............................         8.13        11/15/00           100,000            104,412
   Seaboard System Railroad....................................        11.13        04/01/98           200,000            207,195
                                                                                                                      -----------
      Total Transportation....................................................................................            588,789
                                                                                                                      -----------

UTILITIES - 6.5%
Electric & Gas
   Central Power & Light Co....................................         6.63        01/01/98           260,000            260,000
   Commonwealth Edison Co. ....................................         2.75        04/01/99            95,000             88,231
   Commonwealth Edison Co. ....................................         7.50        01/01/01           150,000            150,562
   Connecticut Light & Power Co. ..............................         7.25        07/01/99           247,000            250,088
   Consumers Power Co. ........................................         6.88        05/01/98           200,000            200,750
   Duke Power Co. .............................................         7.41        02/10/04           250,000            253,437
   Florida Power Corp. ........................................         7.38        06/01/02           502,000            508,275
   Florida Power Corp. ........................................         7.25        11/01/02           250,000            253,750
   Georgia Power Co. ..........................................         7.00        10/01/00         1,000,000          1,001,250
   Louisiana Power & Light Co. ................................         7.13        03/01/98           135,000            135,000
   Northern States Power Co. ..................................         7.38        03/01/02           585,000            591,581
   Portland General Electric Co. ..............................         6.60        10/01/97           159,000            159,199
   Potomac Electric Power Co. .................................         5.00        09/01/02           386,000            356,568
   Sierra Pacific Power Co. ...................................         6.50        07/01/97           532,000            532,000
   South Carolina Electric & Gas Co. ..........................         6.50        09/01/98           490,000            491,225
   Southern California Gas Co. ................................         5.25        03/01/98           114,000            113,573
Telephone
   AT&T Corp. .................................................         7.50(b)     09/01/09           500,000            500,521
   General Telephone Co. of Indiana............................         6.38        08/01/98           300,000            300,375
   Hawaiian Telephone Co. .....................................         6.75        04/01/98           100,000            100,000
   Southwestern Bell Telephone Co. ............................         6.05        02/09/98            50,000             50,000
                                                                                                                      -----------
      Total Utilities.........................................................................................          6,296,385
                                                                                                                      -----------
      Total Corporate Bonds (Cost $33,414,794)................................................................         34,004,380
                                                                                                                      -----------

FOREIGN BONDS (0.9% of portfolio)
Hydro-Quebec...................................................         6.27        01/03/26            80,000             78,600
Province of Ontario............................................        15.25        08/31/12           700,000            750,750
                                                                                                                      -----------
      Total Foreign Bonds (Cost $825,885).....................................................................            829,350
                                                                                                                      -----------

ASSET BACKED SECURITIES (15.6% of portfolio)
Americredit Automobile Receivables Trust 96-B A................         6.50        01/12/02            94,031             94,310
Bear Sterns Secured Investors Trust 87-2 D.....................         9.95        10/20/18           204,462            216,802
Case Equipment Loan Trust 94-A A...............................         4.65        08/15/99           225,389            224,420
Caterpillar Financial Asset Trust 95-A A3......................         6.30        08/25/01           773,821            777,764
Chase Manhattan Credit Card Master Trust 92-1 A................         7.40        05/15/00            12,500             12,496

                ----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND (CONTINUED)
JUNE 30, 1997
(unaudited)

                                                                   Interest         Maturity           Face
                                                                     Rate             Date            Amount             Value
                                                                   ---------        --------        ----------        -----------
ASSET BACKED SECURITIES -- continued
Chase Manhattan Grantor Trust 95-A A...........................         6.00%       09/17/01        $  182,396        $   182,547
CIT Revenue Grantor Trust 94-A A...............................         4.90        07/15/09           163,677            160,030
Citibank Credit Card Master Trust 97-3 A.......................         6.84        02/10/04           750,000            755,183
CSFBTLC Trust II 94-1..........................................         8.80        12/25/01           527,816            525,298
Discover Card Trust 94-1 A.....................................         6.70        02/16/00           350,000            350,579
Discover Card Trust 92-B A.....................................         6.80        06/16/00           370,000            371,581
First Chicago Master Trust II 92-E A...........................         6.25        08/15/99           400,000            400,288
First Security Auto Grantor Trust 95-A A.......................         6.25        01/15/01           256,839            258,188
Ford Credit Grantor Trust 93-B A...............................         4.30        07/15/98         1,203,857          1,202,169
Ford Credit Grantor Trust 95-A A...............................         5.90        05/15/00           403,322            404,535
Green Tree Financial Corp. 95-9 A2.............................         6.00        01/15/27           935,598            931,931
Green Tree Financial Corp. 96-1 A1.............................         5.50        03/15/27           608,393            606,324
Green Tree Financial Corp. 92-1 A2.............................         6.15        10/15/17           160,312            160,787
Household Affinity Credit Card Master Trust 93-2 A.............         5.60        05/15/02           100,000             97,849
Keycorp Auto Grantor Trust 95-A A..............................         5.80        07/15/00           191,503            191,160
MBNA Master Credit Card Trust 93-3.............................         5.40        09/15/00           148,000            146,867
MMCA Automobile Trust 95-1 A...................................         5.70        11/15/00           334,397            333,948
Navistar Financial Corp. Owner Trust 96-A A2...................         6.35        11/15/02           507,198            509,608
Nissan Auto Receivables Grantor Trust 94-A A...................         6.45        09/15/99            68,052             68,398
Nissan Auto Receivables Grantor Trust 95-A A...................         6.10        08/15/01           121,885            122,101
Olympic Auto Receivable Trust 94-A A...........................         5.65        01/15/01           533,213            533,624
Olympic Auto Receivable Trust 96-A A4..........................         5.85        07/15/01            75,000             74,348
Premier Auto Trust 93-2 A3.....................................         4.90        10/15/98            30,675             30,651
Premier Auto Trust 94-1 A3.....................................         4.75        02/02/00            20,612             20,542
Premier Auto Trust 93-3 A3.....................................         4.90        12/15/98           354,358            353,995
Premier Auto Trust 93-4 A2.....................................         4.65        02/02/99           241,382            240,918
Premier Auto Trust 95-1 A6.....................................         8.05        04/04/00           312,000            318,367
Prime Credit Card Master Trust 92-1 A1.........................         7.05        02/15/01           150,000            151,117
Railcar Trust 92-1 A...........................................         7.75        06/01/04            91,369             94,770
Resolution Trust Corporation 92-2 A............................         7.92(b)     08/25/21           282,549            286,349
Small Business Administration 92-10 C..........................         7.15        09/01/02           238,263            238,737
Standard Credit Card Master Trust 95-8 A.......................         6.70        09/07/02         1,000,000          1,004,970
Standard Credit Card Trust 90-6 A..............................         9.38        09/10/98           610,000            610,799
Union Acceptance Corp. 95-C A..................................         6.40        10/10/02            79,345             79,586
Union Acceptance Corp. 95-D A..................................         5.97        01/07/03           404,385            403,922
Union Federal Savings Bank Trust 93-C A........................         4.88        02/15/00           178,501            177,215
Western Financial Grantor Trust 95-4 A1........................         6.20        02/01/02           231,827            232,250
Western Financial Grantor Trust 93-2 A1........................         4.70        10/01/98           541,083            540,177
World Omni Automobile Lease Securitization 96-A A..............         6.55        06/25/02           590,000            594,198
                                                                                                                      -----------
      Total Asset Backed Securities (Cost $15,023,207)................................................................ 15,091,698
                                                                                                                      -----------

MORTGAGE BACKED SECURITIES (21.0% of portfolio)
Advanta Home Equity Loan Trust 93-2 A1.........................         6.15        10/25/09           133,513            131,311
Advanta Home Equity Loan Trust 93-3 A1.........................         4.90        10/25/09           188,119            178,748
Advanta Home Equity Loan Trust 92-4 A..........................         7.20        11/25/08            64,148             64,132

----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND (CONTINUED)
JUNE 30, 1997
(unaudited)

                                                                   Interest         Maturity           Face
                                                                     Rate             Date            Amount             Value
                                                                   ---------        --------        ----------        -----------
MORTGAGE BACKED SECURITIES -- continued
Advanta Mortgage Loan Trust 93-4 A3............................         5.70%       03/25/25        $  341,442        $   327,272
American Financial Home Equity Loan 91-1 A.....................         8.00        07/25/06           137,396            139,433
American Housing Trust SER X1 3 B..............................         7.50        08/25/12            10,786             10,758
Chase Mortgage Finance Corp. 93-G A1...........................         7.00        04/25/01            99,470             99,114
CITICORP Mortgage Securities, Inc. 92-16 A1....................         7.50        09/25/22            65,698             65,334
CITICORP Mortgage Trust 3 A5...................................         9.00        01/25/20           100,000             99,621
CMC Securites Corp. 92-D D3S...................................         7.05(b)     12/25/23            57,149             58,238
CMC Securities Corp. 93-E S9...................................         6.50        11/25/08           903,683            864,705
CMO Trust 27 A.................................................         7.25        04/23/17           385,408            384,456
CMO Trust 14...................................................         8.00        01/01/17           217,667            220,247
CMO Trust 15...................................................         5.00        03/20/18            94,576             87,185
CMO Trust 17 B.................................................         7.25        04/20/18            71,854             72,098
Corestates Home Equity Trust 94-1..............................         6.65        05/15/09           371,629            371,392
Daiwa Mortgage Acceptance 92-1.................................         7.88        10/25/19            24,038             23,991
EQCC Home Equity Loan Trust 95-3 A2............................         6.45        11/15/08           200,687            200,511
EQCC Home Equity Loan Trust 96-2 A1............................         6.15        06/15/03         1,341,691          1,341,691
Equicon Home Equity Loan Trust 92-7............................         5.90        09/18/05            34,327             34,144
Equicon Home Equity Loan Trust 95-2 A1.........................         6.45        07/18/10            61,974             62,001
Equicon Home Equity Loan Trust 94-1............................         6.05        09/18/11           122,488            121,927
FHLB DA-99.....................................................         5.62        03/25/99           228,448            225,666
FHLMC 1927 N...................................................         7.50        09/15/18           655,657            661,107
FHLMC #218209..................................................         8.50        06/01/02            72,991             74,838
FHLMC 1771 PN..................................................         8.00        03/15/24           218,480            218,621
FHLMC # 230013.................................................         7.25        08/01/98             8,602              8,645
FHLMC 1221 G...................................................         7.00        09/15/05            52,583             52,766
FHLMC 1330 G...................................................         7.00        09/15/99           591,838            596,727
FHLMC 135 A....................................................         8.75        05/15/00            39,679             40,789
FHLMC 144 A....................................................         8.75        06/15/00            32,652             33,540
FHLMC 1458 M...................................................         7.00        01/15/08           250,000            243,936
FHLMC 1459 TC..................................................         7.50        10/15/01            50,000             50,039
FHLMC 1662 H...................................................         6.25        01/15/09           191,885            190,046
FHLMC 1663 A...................................................         7.00        07/15/23           177,693            176,879
FHLMC 39 ED....................................................         8.50        03/25/24           162,735            163,889
FHLMC 1224 F...................................................         6.80        08/15/05            54,605             54,720
FNMA #016782...................................................         6.00        09/01/99             1,092              1,016
FNMA 92-73 E...................................................         7.50        05/25/19            20,492             20,458
FNMA 93-85 E...................................................         6.50        11/25/07           180,324            178,938
FNMA 94-88 E...................................................         7.50        01/25/05            89,379             89,984
FNMA REMIC 92-203 K............................................         6.50        11/25/07           261,936            260,264
FNMA REMIC 93-140 L............................................         7.00        07/25/12           154,911            154,848
FNMA REMIC 93-15 K.............................................         7.00        02/25/08           182,542            181,253
FNMA REMIC 93-68 Z.............................................         6.00        05/25/08           153,684            141,662
FNMA REMIC 93-88 B.............................................         5.40        06/25/00           428,423            416,100
FNMA REMIC 94-4 K..............................................         6.50        12/25/06           522,690            519,102
First Alliance Mortgage Loan Trust 94-3 A1.....................         7.83        10/25/25           125,590            126,878
Fleet Finance Home Equity Trust 91-2 A.........................         6.70        10/15/06           139,804            140,763

                ----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND (CONTINUED)
JUNE 30, 1997
(unaudited)

                                                                   Interest         Maturity           Face
                                                                     Rate             Date            Amount             Value
                                                                   ---------        --------        ----------        -----------
MORTGAGE BACKED SECURITIES -- continued
Fleet Finance, Inc. 93-1 A.....................................         5.45%       03/20/23        $   23,825        $    23,816
GE Capital Mortgage Services, Inc 93-3 A.......................         7.50        03/25/19           109,346            109,886
GE Capital Mortgage Services, Inc 94-18 A3.....................         7.00        08/25/24           100,000            100,201
GE Capital Mortgage Services, Inc. 94-18 A2....................         7.00        08/25/24           615,001            613,623
GE Capital Mortgage Services, Inc. 96-17 A1....................         7.00        12/25/26           455,805            454,470
GE Capital Mortgage Services, Inc. 94-95.......................         5.50        02/25/24           100,000             95,434
HFC Home Equity Loan 92-1 A3...................................         4.75        05/20/08           122,503            121,554
Housing Securities Inc. 92-EA A4...............................         7.50        10/25/07           451,000            454,548
Housing Securities Inc. 92-NB 1G...............................         7.25        01/25/07           141,503            141,724
Housing Securities Inc. 94-2 A1................................         6.50        07/25/09           229,446            223,689
Independent National Mortgage Assn 96-E A2.....................         6.93        05/25/26         1,040,557          1,034,227
Merrill Lynch 94-A A4..........................................         6.40(b)     02/15/09           175,503            165,427
Merrill Lynch 91-1 A...........................................         8.00        06/15/10            21,292             21,431
Mid-State Trust 3 A............................................         7.63        04/01/22           219,955            222,691
Morgan Stanley Mortgage Trust T6...............................         8.75        07/20/19           152,552            155,574
Nomura Asset Securities Corp. 94-4 B...........................         8.30        09/25/24            49,100             50,224
Novus Home Equity Loan Trust 93-1 A............................         6.14(b)     12/31/03            22,129             22,170
Old Stone Credit Corp. Home Equity Trust 92-2 A1...............         6.85        05/15/07           334,926            334,868
Paine Webber Mortgage Acceptance Corp. 93-7 A1.................         7.50        07/25/23           518,114            521,430
PNC Mortgage Securities Corp. 95-2 A5..........................         7.00        07/25/08           197,073            196,384
Prudential Home Mortgage 93-10 A1..............................         6.50        02/25/00           191,040            189,455
Prudential Home Mortgage 93-29 A6..............................         6.75        08/25/08            75,340             74,914
Prudential Home Mortgage 94-31 A11.............................         8.00        11/25/09           386,214            384,701
Prudential Home Mortgage 92-44 A1..............................         6.00        01/25/98           130,748            130,254
Prudential Securities 18-D.....................................         7.00        06/25/19            75,796             75,549
RFMSI 92-S19...................................................         8.50        03/25/22           185,047            187,130
RFMSI 93-S25 A1................................................         6.50        07/25/08            76,913             76,669
RFMSI 93-57 A6.................................................         7.15        02/25/08            42,187             42,215
Residential Accredit Loans, Inc................................         6.90        01/25/20           491,188            491,538
Ryland Acceptance Corp. 26 C...................................         9.00        12/01/16           283,887            295,905
Ryland Mortgage Securities Corp. 93-4 A5.......................         7.50        08/25/24           260,854            262,619
Ryland Mortgage Securities Corp. 92-18 C.......................         7.75        09/25/19           100,000            100,840
Sears Mortgage Securities Corp. 92-10 A7.......................         8.00        03/25/22            83,617             84,296
Structured Mortgage Asset Residential Trust 92-10 B............         7.80        08/25/21           217,436            219,149
Structured Mortgage Asset Residential Trust 92-11 B............         7.80        08/25/21           143,582            144,312
TMS Home Equity Trust 95-B A10.................................         6.53        12/15/04           710,704            710,886
TMS Home Equity Trust 92-A.....................................         6.95        01/15/07            98,103             98,393
TMS Home Equity Trust 93-C2 A3.................................         5.75        10/15/22           147,369            143,928
TMS Home Equity Trust 93-D A1..................................         5.68        02/15/09           120,690            117,312
TMS Home Equity Trust 96-B.....................................         7.55        02/15/20           360,000            367,796
UCFC Home Equity Loan 95-A1 A5.................................         8.55        01/20/20           550,000            584,567
Vanderbilt Mortgage Finance 95-B A3............................         6.68        05/07/06           250,000            248,825
Zions Home Ref. Loan Trust 93-1................................         5.15        09/25/03           114,039            110,561
                                                                                                                      -----------
      Total Mortgage Backed Securities (Cost $20,671,783)............................................................. 20,186,968
                                                                                                                      -----------

----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND (CONTINUED)
JUNE 30, 1997
(unaudited)

                                                                   Interest         Maturity           Face
                                                                     Rate             Date            Amount             Value
                                                                   ---------        --------        ----------        -----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (23.4% of portfolio)
Chattanooga Valley Corp. ......................................         5.61%(a)    07/01/98        $  158,000        $   148,915
Chattanooga Valley Corp. ......................................         5.78(a)     01/01/01           256,000            202,560
Chattanooga Valley Corp. ......................................         5.83(a)     07/01/01           204,000            156,454
Federal Farm Credit Bank.......................................         6.50        04/29/99           500,000            499,975
Federal Farm Credit Bank.......................................         6.86        07/23/99           250,000            250,022
Federal Farm Credit Bank.......................................         6.61        10/06/99           830,000            830,100
Federal Home Loan Bank.........................................         5.74(b)     12/23/98           500,000            499,570
Federal Home Loan Bank.........................................         7.87        12/15/97           250,000            252,645
Federal Home Loan Bank.........................................         6.67        10/30/00         1,000,000            995,580
Federal Home Loan Bank.........................................         6.32        12/20/00           250,000            247,230
Federal Home Loan Bank.........................................         6.45        03/06/01           500,000            496,240
Federal Home Loan Bank.........................................         6.38        03/13/01           500,000            495,730
Federal Home Loan Bank.........................................         7.20        07/02/01           400,000            400,912
Federal Home Loan Bank.........................................         7.20        11/13/01           250,000            249,998
Federal Home Loan Bank.........................................         6.89        12/27/01           750,000            747,753
Federal Home Loan Bank.........................................         7.10        05/21/01           250,000            250,080
Federal Home Loan Mortgage Corp. ..............................         5.50(b)     09/20/00           500,000            497,740
Federal Home Loan Mortgage Corp. ..............................         7.06        05/22/01           250,000            250,000
Federal Home Loan Mortgage Corp. ..............................         6.77        04/03/01           500,000            499,935
Federal National Mortgage Assn. ...............................         6.99        05/18/01           250,000            251,315
Federal National Mortgage Assn. ...............................         6.32(b)     05/11/99         1,000,000          1,001,410
Federal National Mortgage Assn. ...............................         6.56        08/25/99           250,000            250,054
Federal National Mortgage Assn. ...............................         7.12        04/19/02           500,000            503,105
Federal National Mortgage Assn. ...............................         7.08        05/06/02           250,000            252,046
Federal National Mortgage Assn. ...............................         5.77        08/25/98           250,000            249,620
Federal National Mortgage Assn. ...............................         5.75(b)     02/09/99           250,000            247,875
Federal National Mortgage Assn. ...............................         7.10        08/08/01           250,000            249,992
Government Export..............................................         5.69        02/01/98            50,000             49,936
Private Export Funding Corp. ..................................         5.75        04/30/98           331,000            330,586
Student Loan Marketing Assn. ..................................         5.42(b)     01/21/98            70,000             70,096
Student Loan Marketing Assn. ..................................         6.79        08/08/00         1,000,000          1,000,040
Student Loan Marketing Assn. ..................................         5.27(b)     02/22/99            75,000             74,839
U.S. Treasury Bond Receipt.....................................         5.40(a)     11/15/97            49,875             48,814
U.S. Treasury Bond.............................................         7.13        02/29/00           250,000            255,490
U.S. Treasury Note.............................................         5.88        11/30/01         1,750,000          1,715,262
U.S. Treasury Note.............................................         6.38        05/15/00           800,000            802,920
U.S. Treasury Note.............................................         5.13        03/31/98           550,000            548,031
U.S. Treasury Note.............................................         5.25        07/31/98           250,000            248,545
U.S. Treasury Note.............................................         5.00        01/31/99           750,000            738,825
U.S. Treasury Note.............................................         6.75        06/30/99         1,250,000          1,265,475
U.S. Treasury Note.............................................         6.50        08/15/97           500,000            500,730
U.S. Treasury Note.............................................         7.25        02/15/98           250,000            252,307
U.S. Treasury Note.............................................         5.75        10/31/00         2,250,000          2,215,102
U.S. Treasury Note.............................................         6.38        03/31/01           500,000            500,840

                ----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND (CONTINUED)
JUNE 30, 1997
(unaudited)

                                                                   Interest         Maturity           Face
                                                                     Rate             Date            Amount             Value
                                                                   ---------        --------        ----------        -----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- continued
U.S. Treasury Note.............................................         6.38%       05/15/99        $  500,000        $   502,605
U.S. Treasury Note.............................................         6.00        08/15/99           500,000            498,880
                                                                                                                      -----------
      Total U.S. Government and Agency Obligations (Cost $22,561,205).........................................         22,596,179
                                                                                                                      -----------

MUNICIPAL BONDS (0.9% of portfolio)
Albany NY Industrial Development Agency IDR....................         7.20(b)     02/01/99           735,000            735,000
Rhode Island Housing & Mortgage Finance Corp...................         6.62        04/01/02           150,000            149,438
                                                                                                                      -----------
      Total Municipal Bonds (Cost $828,528)...................................................................            884,438
                                                                                                                      -----------

COMMERCIAL PAPER (2.8% of portfolio)
Household Finance Corp.........................................         6.08        07/01/97         2,742,000          2,742,000
                                                                                                                      -----------
      Total Commercial Paper (Cost $2,742,000)................................................................          2,742,000
                                                                                                                      -----------

CORPORATE MASTER NOTE (0.1% of portfolio)
Associates Corp. of North America..............................         5.57(b)                        100,000            100,000
                                                                                                                      -----------
      Total Corporate Master Note (Cost $100,000).............................................................            100,000
                                                                                                                      -----------

MONEY MARKET ACCOUNT
State Street Bank & Trust SSgA Fund............................         5.26(c)                          1,547              1,547
                                                                                                                      -----------
      Total Money Market Account (Cost $1,547)................................................................              1,547
                                                                                                                      -----------
TOTAL INVESTMENTS IN SECURITIES (COST $96,168,949) -- 100%....................................................        $96,436,560
                                                                                                                      ===========

--------------
(a) Yield-to-maturity at purchase.
(b) Variable coupon rate as of June 30, 1997.
(c) One day yield at June 30, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM GOVERNMENT SECURITIES FUND
JUNE 30, 1997
(unaudited)

                                                                    Interest        Maturity           Face
                                                                      Rate            Date            Amount             Value
                                                                    --------        --------        ----------        -----------
ASSET BACKED SECURITIES (3.6% of portfolio)
Guaranteed Trade Trust 92-A A...................................      7.02%         09/01/04        $  218,750        $   221,580
Small Business Administration 92-10 A...........................      6.70          01/01/02            97,983             97,244
Small Business Administration 92-10 C...........................      7.15          09/01/02           142,958            143,242
                                                                                                                      -----------
      Total Asset Backed Securities (Cost $459,690)...................................................................    462,066
                                                                                                                      -----------
MORTGAGE BACKED SECURITIES (2.1% of portfolio)
GNMA Pool 362840................................................      6.75          12/15/98            33,879             34,028
GNMA 94-2.......................................................      7.99          04/16/10            94,700             95,047
GNMA 94-3 EG....................................................      7.50          06/16/13            78,000             77,734
GNMA 94-4 A.....................................................      7.99          09/16/22            71,079             71,452
                                                                                                                      -----------
      Total Mortgage Backed Securities (Cost $277,604)................................................................    278,261
                                                                                                                      -----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (92.2% of portfolio)
Private Export Funding Corp.....................................      8.35          01/31/01            25,000             26,406
Private Export Funding Corp.....................................      5.75          04/30/98            67,000             66,916
Private Export Funding Corp.....................................      5.48          09/15/03           195,000            190,612
Private Export Funding Corp.....................................      5.35(a)       02/28/99           250,000            250,155
U.S. Treasury Note..............................................      5.88          11/30/01           350,000            343,052
U.S. Treasury Note..............................................      6.38          05/05/00           100,000            100,365
U.S. Treasury Note..............................................      7.00          04/15/99           450,000            457,218
U.S. Treasury Note..............................................      5.63          08/31/97         1,000,000          1,000,170
U.S. Treasury Note..............................................      6.00          11/30/97           250,000            250,458
U.S. Treasury Note..............................................      5.25          07/31/98         2,500,000          2,485,450
U.S. Treasury Note..............................................      4.75          10/31/98         4,400,000          4,333,164
U.S. Treasury Note..............................................      5.75          10/31/00           100,000             98,449
U.S. Treasury Note..............................................      5.25          12/31/97         1,300,000          1,298,674
U.S. Treasury Note..............................................      6.38          03/31/01            50,000             50,084
U.S. Treasury Note..............................................      6.38          05/15/99            50,000             50,261
U.S. Treasury Note..............................................      6.00          08/15/99           200,000            199,552
U.S. Treasury Note..............................................      5.88          11/15/99           850,000            844,296
                                                                                                                      -----------
      Total U.S. Government and Agency Obligations (Cost $12,039,220)................................................. 12,045,282
                                                                                                                      -----------
MONEY MARKET ACCOUNT (2.1% of portfolio)
Vanguard Money Market Reserves, U.S. Treasury...................      5.05(b)                          280,464            280,464
                                                                                                                      -----------
      Total Money Market Account (Cost $280,464)......................................................................    280,464
                                                                                                                      -----------
TOTAL INVESTMENTS IN SECURITIES (COST $13,056,978) -- 100%............................................................$13,066,073
                                                                                                                      ===========

--------------
(a) Variable coupon rate as of June 30, 1997.
(b) 7-day yield at June 30, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                ----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
VALUE FUND
JUNE 30, 1997
(unaudited)

                                  Shares/
                                Face Amount           Value
                                -----------        ------------
COMMON STOCKS
 (91.6% of portfolio)
BASIC INDUSTRIES - 19.4%
Aluminum
 Alcan Aluminum Ltd. .......       151,200 shs.    $  5,244,750
Chemicals
 Avery Dennison Corp. ......       137,600            5,521,200
 Betz Dearborn Laboratories,
   Inc. ....................        89,000            5,874,000
 Dow Chemical Co. ..........        55,200            4,809,300
 Monsanto Co. ..............        70,000            3,014,375
 Nalco Chemical Co. ........       162,200            6,264,975
Forest Products
 Pope & Talbot, Inc. .......       140,500            2,309,469
 Weyerhaeuser Co. ..........        86,500            4,498,000
Packaging/Containers
 Bemis Co., Inc. ...........       122,500            5,298,125
Paper
 Champion International
   Corp. ...................       114,000            6,298,500
 International Paper Co. ...       142,000            6,895,875
Rubber
 Cooper Tire & Rubber
   Co. .....................       321,900            7,081,800
                                                   ------------
   Total Basic Industries..........................  63,110,369
                                                   ------------

CAPITAL GOODS - 5.0%
Industrial Machinery
 Aeroquip-Vickers, Inc. ....       155,500            7,347,375
 Applied Industrial
   Technology, Inc. ........       130,250            4,689,000
 Parker-Hannifin Corp. .....        71,450            4,336,122
                                                   ------------
   Total Capital Goods.............................  16,372,497
                                                   ------------

CONSUMER DURABLE GOODS - 5.4%
Household Appliances & Furnishings
 Maytag Corp. ..............       274,400            7,168,700
 Juno Lighting, Inc. .......       269,400            4,377,750
Housewares
 Oneida Ltd. ...............       133,700            3,568,119
 Rubbermaid, Inc. ..........        78,900            2,347,275
                                                   ------------
   Total Consumer Durable Goods....................  17,461,844
                                                   ------------

CONSUMER NON-DURABLE GOODS - 19.5%
Drugs & Health Care
 American Home Products
   Corp. ...................        75,000            5,737,500
 SmithKline Beecham Plc. ...        43,000            3,939,875
Food Processing
 J.M. Smucker Co. ..........       368,600 shs.       7,994,013
Photography
 Eastman Kodak Co. .........        84,500            6,485,375
Retail
 Dillard Department Stores,
   Inc. ....................       202,000            6,994,250
 K Mart Corp. (a)...........       325,700            3,989,825
 Longs Drug Stores Corp. ...       180,800            4,734,700
 May Department Stores
   Co. .....................       127,500            6,024,375
 Rite Aid Corp. ............       124,000            6,184,500
 Ruddick Corp. .............       333,000            5,494,500
Trucks & Auto Parts
 Genuine Parts Co. .........       168,300            5,701,162
                                                   ------------
   Total Consumer Non-Durable Goods................  63,280,075
                                                   ------------

CONSUMER SERVICES - 3.7%
Restaurants
 Brinker International, Inc.
   (a)......................       461,900            6,582,075
 Wendy's International,
   Inc. ....................       207,200            5,374,250
                                                   ------------
   Total Consumer Services.........................  11,956,325
                                                   ------------

ENERGY - 7.7%
Domestic Oil
 Atlantic Richfield Co. ....        36,800            2,594,400
International Oil
 Amoco Corp. ...............        42,500            3,694,844
 Chevron Corp. .............        55,000            4,066,562
 Texaco, Inc. ..............        41,700            4,534,875
Petroleum Services
 Dresser Industries,
   Inc. ....................       153,400            5,714,150
 Halliburton Co. ...........        55,300            4,382,525
                                                   ------------
   Total Energy....................................  24,987,356
                                                   ------------

FINANCE - 15.7%
Banks
 Banc One Corp. ............       143,800            6,965,312
 BankAmerica Corp. .........        84,000            5,423,250
 BB&T Corp. ................        67,400            3,033,000
 Chase Manhattan Corp. .....        64,200            6,231,413
 CITICORP...................        38,500            4,641,656
 Commerce Bancshares,
   Inc. ....................       106,914            4,837,859
Insurance
 Allstate Corp. ............        84,817            6,191,641
 Chubb Corp. ...............        71,000            4,748,125

----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
VALUE FUND (CONTINUED)
JUNE 30, 1997
(unaudited)

                                  Shares/
                                Face Amount           Value
                                -----------        ------------
FINANCE -- continued
 Ohio Casualty Corp. .......       115,200 shs.    $  5,068,800
 Transamerica Corp. ........        42,300            3,957,694
                                                   ------------
   Total Finance...........................          51,098,750
                                                   ------------

GENERAL BUSINESS - 4.0%
Business Services
 Deluxe Corp. ..............       178,100            6,077,662
 Donnelley, R.R. & Sons
   Co. .....................       191,100            6,999,038
                                                   ------------
   Total General Business..................          13,076,700
                                                   ------------
TECHNOLOGY - 4.5%
Aerospace
 Sundstrand Corp. ..........        64,000            3,456,000
Computer & Business Equipment
 Digital Equipment Corp.
   (a)......................        88,500            3,136,219
 Xerox Corp. ...............        70,500            5,560,687
Electronics
 Harris Corp. ..............        30,500            2,562,000
                                                   ------------
   Total Technology........................          14,714,906
                                                   ------------

TRANSPORTATION - 2.2%
Air Travel
 Southwest Airlines Co. ....       275,400            7,125,975
                                                   ------------
   Total Transportation....................           7,125,975
                                                   ------------

UTILITIES - 4.5%
Gas & Pipeline
 Questar Corp. .............       117,400            4,740,025
 Sonat, Inc. ...............        89,000            4,561,250
Telephone
 Bellsouth Corp. ...........       116,000            5,379,500
                                                   ------------
   Total Utilities.........................          14,680,775
                                                   ------------
   Total Common Stocks (Cost
     $202,484,792).........................         297,865,572
                                                   ------------

PREFERRED STOCKS (0.4% of portfolio)
K Mart Corp., 7.75%
 Convertible Preferred......        25,200            1,379,700
                                                   ------------
   Total Preferred Stocks (Cost
     $1,281,750)...........................           1,379,700
                                                   ------------
COMMERCIAL PAPER
 (7.2% of portfolio)
Household Finance Corp.,
 6.08%, due 07/01/97........    $16,000,000shs.      16,000,000
Merrill Lynch & Co., 5.58%,
 due 07/09/97...............     3,094,000            3,090,163
Merrill Lynch & Co., 5.60%,
 due 09/03/97...............     4,240,000            4,197,789
                                                   ------------
   Total Commercial Paper (Cost
     $23,287,952)..........................          23,287,952
                                                   ------------

CORPORATE MASTER NOTE (0.1% of portfolio)
Associates Corp. of North
 America, 5.57% (b).........       100,000              100,000
                                                   ------------
   Total Corporate Master Note (Cost
     $100,000).............................             100,000
                                                   ------------

REPURCHASE AGREEMENT (0.7% of portfolio)
With Lehman Brothers, issued 6/30/97,
 5.85%, due 07/01/97, collateralized by
 $2,210,000 Federal Home Loan Mortgage,
 8.06%, due 03/24/10 having a market value
 of $2,274,274. Total proceeds at maturity
 are
 $2,225,362. ..............................           2,225,000
                                                   ------------
   Total Repurchase Agreement (Cost
     $2,225,000)...........................           2,225,000
                                                   ------------

MONEY MARKET ACCOUNT
State Street Bank and Trust
 SSgA Fund, 5.26% (c).......         1,463                1,463
                                                   ------------
   Total Money Market Account (Cost
     $1,463)...............................               1,463
                                                   ------------

TOTAL INVESTMENTS IN SECURITIES (COST
 $229,380,957) - 100%......................        $324,859,687
                                                   ============

--------------
(a) Non-income producing.
(b) Variable coupon rate at June 30, 1997.

(c) One-day yield at June 30, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                ----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
NOTES   TO   FINANCIAL   STATEMENTS

HOMESTEAD FUNDS, INC.
(unaudited)

                                1. ORGANIZATION

Homestead Funds, Inc. (Homestead Funds) is a Maryland corporation registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a no-load, open-end diversified management investment company. Homestead Funds currently consists of four funds: Daily Income Fund, Short-Term Bond Fund, Short-Term Government Securities Fund and Value Fund.

Each Fund is a separate investment portfolio with distinct investment objectives, investment programs, policies and restrictions. The investment objectives of the Funds as well as the nature and risks of the investment activities of each Fund are set forth more fully in the Homestead Funds' Prospectus and Statement of Additional Information.

                 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Security valuation: With respect to the Daily Income Fund, all money market instruments are valued on an amortized cost basis, which approximates market value. Under the amortized cost method, discounts and premiums on securities purchased are amortized over the life of the respective securities.

With respect to the Short-Term Bond Fund, the Short-Term Government Securities Fund and the Value Fund, investments in common stocks, preferred stocks, and convertible preferred stocks traded on national securities exchanges and certain over-the-counter securities are valued at the last quoted sale price at the close of the New York Stock Exchange. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued at market prices furnished by an independent pricing service. Where such prices are not available, valuations are obtained from brokers who are market makers for such securities. Over-the-counter issues not quoted on the NASDAQ system, other equity securities and debt instruments for which a sale price is not available are valued at the mean of the closing bid and asked prices, or the last available sale price may be used for exchange-traded debt securities. Securities with a maturity of 60 days or less are valued on an amortized cost basis, which approximates market value.

Distributions to shareholders: Dividends to shareholders are recorded on the ex-dividend date. Income dividends for the Daily Income Fund, the Short-Term Bond Fund and the Short-Term Government Securities Fund are declared daily and paid monthly. With respect to the Value Fund, income dividends are declared and paid semi-annually. Capital gains dividends, if any, are declared and paid at the end of each fiscal year.

Use of Estimates in the Preparation of Financial Statements: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other: The financial statements reflect all adjustments, which are of a normal recurring nature, and which, in the opinion of management, are necessary to a fair statement of results for the six months ended June 30, 1997. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are reported on the identified cost basis.

                            3. FEDERAL INCOME TAXES

The Funds comply with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and distribute all of their taxable income to their shareholders. Therefore, no provision for federal income or excise tax is required.

At June 30, 1997, the aggregate costs of investments for the Daily Income Fund, the Short-Term Bond Fund, the Short-Term Government Securities Fund and the Value Fund for federal income tax is the same as for financial reporting purposes. With respect to the Short-Term Bond Fund at June 30, 1997, net unrealized appreciation aggregated $267,611, of which $513,865 related to gross unrealized appreciation and $246,254 related to gross unrealized depreciation. With respect to the Short-Term Government Securities Fund at June 30, 1997, net unrealized appreciation aggregated $9,095, of which $25,668 related to gross unrealized appreciation and $16,573 related to gross unrealized depreciation. With respect to the Value

----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
NOTES   TO   FINANCIAL   STATEMENTS

HOMESTEAD FUNDS, INC. (CONTINUED)
(unaudited)

Fund at June 30, 1997, net unrealized appreciation aggregated $95,478,730, of which, $97,421,289 related to gross unrealized appreciation and $1,942,559 related to gross unrealized depreciation.

                           4. INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than short-term and U.S. Government securities, for the six months ended June 30, 1997, were as follows:

                                  SHORT-TERM
                 SHORT-TERM       GOVERNMENT          VALUE
                 BOND FUND      SECURITIES FUND       FUND
                ------------    ---------------    -----------
Purchases       $ 26,861,483       $ 218,750       $50,787,061
Proceeds from
 Sales          $ 13,300,105         $53,053        $5,756,022

For the Short-Term Bond Fund and Short-Term Government Securities Fund, purchases of long-term U.S. Government securities were $6,071,384 and $4,585,362 respectively, for the six months ended June 30, 1997, and sales of U.S. Government securities for the same period were $1,900,000 and $502,138, respectively.

                             5. INVESTMENT MANAGER

The investment management agreements between Homestead Funds, with respect to each Fund, and RE Advisers Corporation (Manager), an indirect, wholly-owned subsidiary of National Rural Electric Cooperative Association (NRECA), provide for an annual investment management fee, computed daily and paid monthly, based on each Fund's average daily net assets. The annualized management fee rates are: with respect to the Daily Income Fund, .50% of average daily net assets; with respect to the Short-Term Bond Fund, .60% of average daily net assets; with respect to the Short-Term Government Securities Fund, .45% of average daily net assets; with respect to the Value Fund, .65% of average daily net assets up to $200 million, .50% of average daily net assets up to the next $200 million, .40% of average daily net assets in excess of $400 million.

The Manager has agreed, as part of the Expense Limitation Agreements entered into with Homestead Funds, with respect to each Fund, to waive its management fee and/or reimburse for all Fund operating expenses, excluding certain non-recurring expenses, which in any year exceed .80% of the average daily net assets of the Daily Income Fund, .75% of the average daily net assets of the Short-Term Bond Fund and the Short-Term Government Securities Fund, and 1.25% of the average daily net assets of the Value Fund.

Pursuant to the Expense Limitation Agreements, $5,235 of management fees for the Daily Income Fund were waived, $59,740 of management fees for the Short-Term Bond Fund were waived, and $25,214 of management fees were waived and $7,035 of operating expenses of the Short-Term Government Securities Fund were reimbursed by the Manager for the six months ended June 30, 1997.

>At June 30, 1997 certain officers and directors of the Homestead Funds, and NRECA and its affiliates owned 2.2% of the Daily Income Fund shares outstanding, 3.5% of the Short-Term Government Securities Fund shares outstanding, and less than 1% of the Short-Term Bond Fund and Value Fund shares outstanding.

                ----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
NOTES   TO   FINANCIAL   STATEMENTS

HOMESTEAD FUNDS, INC. (CONTINUED)
(unaudited)

                         6. CAPITAL SHARE TRANSACTIONS

As of June 30, 1997, 250 million shares of $.01 par value capital shares are authorized for each Fund. Transactions in capital shares were as follows:

                                                       Shares Issued           Total               Total
                                        Shares        In Reinvestment         Shares              Shares                Net
                                         Sold          of Dividends           Issued             Redeemed            Increase
                                     ------------     ---------------     ---------------     ---------------     ---------------
SIX MONTHS ENDED JUNE 30, 1997
In Dollars
   Daily Income Fund.............     $22,296,155        $1,366,827         $23,662,982          ($19,143,323)       $4,519,659
   Short-Term Bond Fund..........     $23,885,013        $2,401,173         $26,286,186          ($11,936,882)      $14,349,304
   Short-Term Government
    Securities Fund..............      $7,107,174          $265,631          $7,372,805           ($1,952,176)       $5,420,629
   Value Fund....................     $69,687,327        $2,349,123         $72,036,450          ($26,600,491)      $45,435,959
In Shares
   Daily Income Fund.............      22,296,155         1,366,827          23,662,982           (19,143,323)        4,519,659
   Short-Term Bond Fund..........       4,644,091           467,164           5,111,255            (2,322,597)        2,788,658
   Short-Term Government
    Securities Fund..............       1,410,568            52,748           1,463,315              (387,371)        1,075,944
   Value Fund....................       3,116,178            96,430           3,212,608            (1,197,380)        2,015,229

YEAR ENDED DECEMBER 31, 1996
In Dollars
   Daily Income Fund.............     $28,353,723        $2,454,388         $30,808,111          ($25,635,781)       $5,172,330
   Short-Term Bond Fund..........     $32,737,236        $3,902,324         $36,639,560          ($16,766,543)      $19,873,017
   Short-Term Government
    Securities Fund..............      $7,070,135          $236,513          $7,306,648           ($2,260,286)       $5,046,362
   Value Fund....................     $85,367,500        $7,869,999         $93,237,499          ($25,769,914)      $67,467,585
In Shares
   Daily Income Fund.............      28,353,723         2,454,388          30,808,111           (25,635,781)        5,172,330
   Short-Term Bond Fund..........       6,351,110           758,347           7,109,457            (3,256,320)        3,853,137
   Short-Term Government
    Securities Fund..............       1,403,653            46,915           1,450,568              (449,087)        1,001,481
   Value Fund....................       4,285,509           379,578           4,665,087            (1,298,015)        3,367,072

----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

HOMESTEAD FUNDS, INC.
DAILY INCOME FUND
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                Six Months
                                   Ended                                     Year Ended December 31,
                               June 30, 1997    ---------------------------------------------------------------------------------
                                (Unaudited)         1996             1995             1994             1993             1992
                               --------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF YEAR...................      $  1.00          $  1.00          $  1.00          $  1.00          $  1.00          $  1.00
                                  -------          -------          -------          -------          -------          -------
   Income from investment
     operations
      Net investment income
        (a).................         0.02             0.05             0.05             0.04             0.03             0.03
                                  -------          -------          -------          -------          -------          -------
      Total from investment
        operations..........         0.02             0.05             0.05             0.04             0.03             0.03
                                  -------          -------          -------          -------          -------          -------
   Distributions
      Net investment
        income..............        (0.02)           (0.05)           (0.05)           (0.04)           (0.03)           (0.03)
                                  -------          -------          -------          -------          -------          -------
      Total distributions...        (0.02)           (0.05)           (0.05)           (0.04)           (0.03)           (0.03)
                                  -------          -------          -------          -------          -------          -------

NET ASSET VALUE, END OF
  PERIOD....................      $  1.00          $  1.00          $  1.00          $  1.00          $  1.00          $  1.00
                                  =======          =======          =======          =======          =======          =======

TOTAL RETURN................         2.37%(C)         4.81%            5.38%            3.63%            2.68%            3.39%
                                  =======          =======          =======          =======          =======          =======

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
     (thousands)............      $62,391          $57,871          $52,699          $36,668          $25,159          $22,330
   Ratio of expenses to
     average net assets
     (a)....................         0.80%(b)         0.76%            0.75%            0.75%            0.75%            0.75%
   Ratio of net investment
     income to average net
     assets (a).............         4.73%(b)         4.71%            5.25%            3.66%            2.64%            3.34%
   Ratio of gross expenses
     before voluntary
     expense limitation to
     average net assets.....         0.81%(b)         0.81%            0.87%            0.99%            1.11%            1.21%

--------------
(a) Excludes investment management fees and other expenses in excess of the Expense Limitation Agreement with the Manager (See Note 5 to financial statements).
(b) Annualized.
(c) Aggregate total return for the period.

                ----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                Six Months
                                   Ended                                     Year Ended December 31,
                               June 30, 1997    ---------------------------------------------------------------------------------
                                (Unaudited)         1996             1995             1994             1993             1992
                               --------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF YEAR...................      $  5.15          $  5.19          $  4.95          $  5.19          $  5.10          $  5.06
                                  -------          -------          -------          -------          -------          -------
   Income from investment
     operations
      Net investment income
        (a).................         0.15             0.29             0.28             0.24             0.24             0.26
      Net realized and
        unrealized gain
        (loss) on
        investments.........         0.00            (0.04)            0.24            (0.24)            0.09             0.04
                                  -------          -------          -------          -------          -------          -------
      Total from investment
        operations..........         0.15             0.25             0.52             0.00             0.33             0.30
                                  -------          -------          -------          -------          -------          -------
   Distributions
      Net investment
        income..............        (0.15)           (0.29)           (0.28)           (0.24)           (0.24)           (0.26)
                                  -------          -------          -------          -------          -------          -------
      Total distributions...        (0.15)           (0.29)           (0.28)           (0.24)           (0.24)           (0.26)
                                  -------          -------          -------          -------          -------          -------

NET ASSET VALUE, END OF
  PERIOD....................      $  5.15          $  5.15          $  5.19          $  4.95          $  5.19          $  5.10
                                  =======          =======          =======          =======          =======          =======

TOTAL RETURN................         2.91%(C)         5.16%           10.81%            0.09%            6.62%            6.30%
                                  =======          =======          =======          =======          =======          =======

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
     (thousands)............      $95,878          $81,470          $62,125          $52,257          $37,046          $10,991
   Ratio of expenses to
     average net assets
     (a)....................         0.75%(b)         0.75%            0.75%            0.75%            0.75%            0.75%
   Ratio of net investment
     income to average net
     assets (a).............         5.79%(b)         5.72%            5.49%            4.84%            4.58%            5.20%
   Ratio of gross expenses
     before voluntary
     expense limitation to
     average net assets.....         0.88%(b)         0.76%            0.86%            0.98%            1.16%            1.94%
   Portfolio turnover
     rate...................           19%              49%              35%              13%              14%              19%

--------------
(a) Excludes investment management fees and other expenses in excess of 0.75%, pursuant to the Expense Limitation Agreement with the Manager (See Note 5 to financial statements).
(b) Annualized.
(c) Aggregate total return for the period.

----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

HOMESTEAD FUNDS, INC.
SHORT-TERM GOVERNMENT SECURITIES FUND
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                         May 1, 1995
                                                                Six Months                              (Commencement
                                                                   Ended            Year Ended        of Operations) to
                                                               June 30, 1997       December 31,         December 31,
                                                                (Unaudited)            1996                 1995
                                                               -------------       ------------       -----------------
NET ASSET VALUE, BEGINNING OF PERIOD........................      $  5.05             $ 5.09               $  5.00
                                                                   ------             ------                ------
   Income from investment operations
      Net investment income (a).............................         0.13               0.26                  0.18
      Net realized and unrealized gain (loss) on
        investments.........................................        (0.01)             (0.04)                 0.09
                                                                   ------             ------                ------
      Total from investment operations......................         0.12               0.22                  0.27
                                                                   ------             ------                ------
   Distributions
      Net investment income.................................        (0.13)             (0.26)                (0.18)
                                                                   ------             ------                ------
      Total distributions...................................        (0.13)             (0.26)                (0.18)
                                                                   ------             ------                ------

NET ASSET VALUE, END OF PERIOD..............................      $  5.04             $ 5.05               $  5.09
                                                                   ======             ======                ======

TOTAL RETURN................................................         2.38%(C)           4.46%                 5.44%(C)
                                                                   ======             ======                ======

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (thousands)....................      $13,111             $7,692                $2,658
   Ratio of expenses to average net assets (a)..............         0.75%(b)           0.75%                 0.75%(b)
   Ratio of net investment income to average net assets
     (a)....................................................         5.16%(b)           5.07%                 5.18%(b)
   Ratio of gross expenses before voluntary expense
     limitation to average net assets.......................         1.32%(b)           2.26%                 6.21%(b)
   Portfolio turnover rate..................................            6%                21%                    7%

--------------
(a) Excludes investment management fees and other expenses in excess of 0.75%, pursuant to the Expense Limitation Agreement with the Manager (See Note 5 to financial statements).
(b) Annualized.
(c) Aggregate total return for the period.

                ----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

HOMESTEAD FUNDS, INC.
VALUE FUND
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                Six Months
                                   Ended                                     Year Ended December 31,
                               June 30, 1997    ---------------------------------------------------------------------------------
                                (Unaudited)         1996             1995             1994             1993             1992
                               --------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF YEAR...................     $   20.99        $   18.44        $   14.50         $ 14.54          $ 12.49          $ 11.48
                                  --------         --------         --------         -------          -------          -------
   Income from investment
     operations
      Net investment income
        (a).................          0.18             0.39             0.41            0.29             0.22             0.25
      Net realized and
        unrealized gain on
        investments.........          3.37             2.91             4.47            0.07             2.12             1.09
                                  --------         --------         --------         -------          -------          -------
      Total from investment
        operations..........          3.55             3.30             4.88            0.36             2.34             1.34
                                  --------         --------         --------         -------          -------          -------
   Distributions
      Net investment
        income..............         (0.18)           (0.39)           (0.41)          (0.29)           (0.22)           (0.25)
      Net realized gain.....          0.00            (0.36)           (0.53)          (0.11)           (0.07)           (0.08)
                                  --------         --------         --------         -------          -------          -------
      Total distributions...         (0.18)           (0.75)           (0.94)          (0.40)           (0.29)           (0.33)
                                  --------         --------         --------         -------          -------          -------

NET ASSET VALUE, END OF
  PERIOD....................     $   24.36        $   20.99        $   18.44         $ 14.50          $ 14.54          $ 12.49
                                  ========         ========         ========         =======          =======          =======

TOTAL RETURN................         16.91%(c)        17.94%           33.78%           2.50%           18.83%           11.68%
                                  ========         ========         ========         =======          =======          =======

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
     (thousands)............        $325,869         $238,550         $147,506          $91,612          $53,616          $19,730
   Ratio of expenses to
     average net assets
     (a)....................          0.81%(b)         0.73%            0.84%           1.15%            1.25%            1.25%
   Ratio of net investment
     income to average net
     assets (a).............          1.73%(b)         2.08%            2.50%           2.19%            1.92%            2.33%
   Ratio of gross expenses
     before voluntary
     expense limitation to
     average net assets.....           n/a              n/a              n/a            1.15%            1.25%            1.61%
   Portfolio turnover
     rate...................             2%               5%              10%              4%               2%               5%
   Average commission rate
     paid per share
     transacted (d).........         $0.0480          $0.0500                -                -                -                -

--------------
(a) Excludes investment management fees and other expenses in excess of 1.25%, pursuant to the Expense Limitation Agreement with the Manager (See Note 5 to financial statements).
(b) Annualized.
(c) Aggregate total return for the period.
(d) Required disclosure for fiscal years beginning after December 1, 1995 pursuant to SEC regulations.

----------------------------------------------------------------

----------------------------------------------------
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

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[PHOTO]

HOMESTEAD FUNDS, INC.
SEMI-ANNUAL REPORT
JUNE 30, 1997

[HOMESTEAD FUNDS LOGO]